Income Tax (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Schedule of income before income tax, domestic and foreign
	Year ended December 31,
	2013	2014	2015
Domestic income/ (loss) (Marshall Islands)	$(66,604)	$(161,913)	$219,900
Foreign income	174,518	499,539	185,742
Total income before taxes, excluding impairment loss and gain from repurchases of senior notes	$107,914	$337,626	$405,642

Income tax expense statutory tax rate
	Year Ended December 31,
	2013	2014	2015
Current Tax expense	$44,591	$77,823	$99,816
Deferred Tax expense	-	-
Income taxes	$44,591	$77,823	$99,816

Effective tax rate	41.3%	23.1%	24.6%

Schedule of reconciliation of total tax expense
	Year Ended December 31,
Reconciliation of total tax expense:	2013	2014	2015
Differences in tax rates	$89	$-	$-
Adjustments in respect to current income tax of previous years	683	-	-
Tax rate on interest	742	-	-
Effect of exchange rate differences	7	-	-
Income tax	43,070	70,441	94,331
Taxes on litigation matters subject to statutory rates, including interest and penalties	-	7,382	5,485
Total	$44,591	$77,823	$99,816

Schedule of deferred tax assets and liabilities
	Year ended December 31,
	2014	2015
Deferred tax assets

Losses carried forward	-	13,197
Total deferred tax assets	$-	$13,197

Less: valuation allowance	-	(13,197)
Total deferred tax assets, net	$-	$-